Derivative financial instruments - Summary of Positions with derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 8,514,793	R$ 4,085,004	R$ 1,692,031
Derivative financial assets, notional amount	385,135,262	520,217,621	88,689,738
Derivative financial liabilities	7,526,075	3,229,236	991,399
Derivative financial liabilities, notional amount	446,351,074	492,067,822	86,580,121
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	789,707	1,133,768	244,262
Derivative financial assets, notional amount	3,864,467	3,955,473	3,454,728
Derivative financial liabilities	425,108	485,164	247,732
Derivative financial liabilities, notional amount	2,915,357	3,420,857	3,981,304
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	567,259	187,392	573,963
Derivative financial assets, notional amount	707,973	1,857,542	809,202
Derivative financial liabilities	631,912	2,480	17,170
Derivative financial liabilities, notional amount	4,223,982	164,209	19,142
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,216	21,809	6,599
Derivative financial assets, notional amount	6,201	15,920,584	5,679,425
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,156,611	2,742,035	867,207
Derivative financial assets, notional amount	380,556,621	498,484,022	78,746,383
Derivative financial liabilities	6,469,055	2,741,592	726,497
Derivative financial liabilities, notional amount	R$ 439,211,735	R$ 488,482,756	R$ 82,579,675